EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of equity-accounted investments
The following are the company’s equity-accounted investments for the six months ended June 30, 2024:

(MILLIONS)	Total
Balance, as at December 31, 2023	$644
Investment	50
Disposal(1)	(25)
Share of net loss	(22)
Share of other comprehensive loss	(6)
Dividends received	(7)
Foreign exchange translation and other	3
Balance, as at June 30, 2024	$637
(1)Includes $25 million transferred to a subsidiary of Brookfield Renewable. Refer to Note 18 - Related party transactions for more details.